Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Provisions [Abstract]
Summary of Provisions

	As at December 31
	2025	2024
Decommissioning liability	$107.2	$115.7
Office lease provision (1)	-	0.7
Total	$107.2	$116.4

Current portion	$8.9	$20.4
Non-current portion	$98.3	$96.0

(1)
The office lease provision represented the leased office space which expired in January 2025.

Summary of Changes to Decommissioning Liability

Changes to the decommissioning liability were as follows:

	Year ended December 31
	2025	2024
Balance, beginning of year	$115.7	$172.6
Net liabilities added (1)	2.0	2.0
Acquisition	-	0.4
Increase due to changes in estimates	7.0	20.3
Liabilities settled	(28.8)	(23.9)
Transfers to liabilities for assets held for sale	(0.9)	(72.2)
Accretion charges	12.2	16.5
Balance, end of year	$107.2	$115.7

Current portion	$8.9	$19.7
Non-current portion	$98.3	$96.0

(1)
Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.